Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 26, 2019
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 26, 2019
Prospectus Date	rr_ProspectusDate	Apr. 01, 2018
Global X Funds | Global X S&P 500 Quality Dividend ETF | Global X S&P 500 Quality Dividend ETF
Prospectus:	rr_ProspectusTable
Supplemental Information [Text Block]	cik0001432353_SupplementalInformationTextBlock
GLOBAL X FUNDS
(the “Trust”)

Global X S&P 500® Quality Dividend ETF (QDIV)

SUPPLEMENT DATED JULY 26, 2019
TO THE SUMMARY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2019, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Expense [Heading]	rr_ExpenseHeading	Effective July 26, 2019, the table under Annual Fund Operating Expenses on pg. 2 is hereby deleted in its entirety and replaced with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Pursuant to a Fee Waiver Agreement effective July 26, 2019, the Adviser has agreed to permanently waive 0.15% of its management fee. After giving effect to such waiver, the net management fee is 0.20%.